RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022	Apr. 17, 2018
RELATED PARTY ACTIVITY
Due to related parties	$ 1,308,051	$ 1,440,695	$ 831,502
Due to management	$ 0		$ 265,273
Company fees				50.00%
Description	According to an agreement, as modified, with Mr. Reginald Thomas, he is to receive $5,000 per quarter and received 1,000,000 shares of restricted common stock valued at approximately $120,000 which is fully vested. The quarterly payment of $5,000 may be suspended by the Company if the Company has not been adequately funded